Supplemental Disclosures for Consolidated Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Net (Loss) Income to Net Cash Provided by Operating Activities
Net income (loss)	$ (710)	$ 6,667	$ (33,203)
Adjustments to reconcile net income (loss) to net cash (used) provided by operating activities
Depreciation	2,827	2,830	3,097
Net amortization of premiums and discounts on securities	4,740	2,555	623
Other amortization and accretion	20	(35)	282
Change in loans available for sale, net	(20,143)	5,724	5,893
Provision for loan losses, net	10,796	1,974	31,680
Deferred tax benefit	(7)	(10)	(53)
Gain on sale of securities	(7,619)	(1,220)	(3,687)
Gain on sale of loans	(816)	(143)	(113)
Loss on sale or write down of foreclosed assets	3,548	3,812	13,520
Writedown on loan available for sale	1,238	0	0
Loss (gain) on disposition of equipment	774	58	(31)
Stock based employee benefit plans	196	123	180
Change in interest receivable	861	(561)	1,123
Change in interest payable	(524)	(2,258)	944
Change in prepaid expenses	2,601	2,748	3,822
Change in accrued taxes	(190)	(145)	21,424
Net change in other assets	(835)	585	(1,954)
Change in other liabilities	581	573	(1,201)
Net cash (used) provided by operating activities	(2,062)	23,741	42,659
Supplemental disclosure of non cash investing activities
Fair value adjustment to securities	(3,405)	5,530	(279)
Transfers from loans to other real estate owned	14,067	35,500	22,114
Transfers from loans to loans available for sale	10,321	0	0
Transfers from other assets to other real estate owned	0	0	1,676
Transfer from bank premises and equipment to other real estate owned	0	0	377
Purchase of securities under trade date accounting	0	0	508
Transfer of loans to other assets	0	0	1,747
Transfer of other real estate owned to other assets	0	0	1,642
Matured securities recorded as a receivable	$ 3,100	$ 3,630	$ 0